INCOME TAX AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Reconciliation of Income tax expense (Details) - ARS ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Reconciliation of income tax expense
Income before income tax	$ (293,420)	$ 6,832	$ (336,952)	$ 1,810,350
Non-taxable items - Earnings (Losses) from associates and joint ventures			4,073	10,783
Non-taxable items - Other			(6,375)	5,837
Restatement in current currency of Equity, goodwill and other			653,847	1,159,130
Subtotal			$ 314,593	$ 2,986,100
Average statutory income tax rate			30.83%	34.48%
Income tax expense at statutory tax rate of each company			$ (97,003)	$ (1,029,552)
Deferred tax liability restatement in current currency and other			471,843	1,506,339
Income tax inflation adjustment			(299,279)	(1,029,111)
Income tax on cash dividends of foreign companies			(11,152)	(3,813)
Income tax benefit (expense)	$ 100,939	$ (22,042)	64,409	(556,137)
Current tax			(145,789)	(28,975)
Deferred tax			210,198	(527,162)
Income tax affidavit adjustment			$ (972)	3,572
Effect of withholding taxes of subsidiaries				$ 282